Acquisition of the Carmen Knutsen - Schedule of Fair Values Allocated to Each Class of Identifiable Assets in Carmen Knutsen Acquisition and Difference between Purchase Price and Net Assets Acquired (Detail) (USD $)
In Thousands, unless otherwise specified
	8 Months Ended			7 Months Ended
	Aug. 01, 2013	Dec. 31, 2013	Dec. 31, 2012	Aug. 01, 2013 Carmen Knutsen [Member]	Aug. 31, 2013 Carmen Knutsen [Member]
Loans At Acquisition Date [Line Items]
Purchase price	$ 55,772			$ 55,772
Less: Fair value of net assets acquired:
Vessel and equipment				145,000	145,000
Cash				89
Inventories				234
Other current assets				108
Long-term debt				(89,125)
Trade accounts payable				(91)
Accrued expenses				(387)
Amount due to related parties				(56)
Subtotal				55,772
Difference between the purchase price and fair value of net assets acquired		$ 5,750	$ 5,750